Offerings	Aug. 11, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	4.100% Notes due 2030
Amount Registered | shares	1,255,275,000
Maximum Aggregate Offering Price	$ 1,255,187,130.75
Fee Rate	0.01381%
Amount of Registration Fee	$ 173,341.34
Offering Note	The amount to be registered has been calculated in U.S. Dollars based upon the CAD to U.S. Dollar exchange rate on August 10, 2026 of C$1 = $0.7173 as reported on Bloomberg.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	4.750% Notes due 2034
Amount Registered | shares	717,300,000
Maximum Aggregate Offering Price	$ 715,227,003.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 98,772.85
Offering Note	See Offering Note 1.